Risk Management - Disclosure of credit risk profile by internal PD grade classified as assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,518,454	£ 1,491,765
Expected credit loss rate	100.00%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 36,952	£ 34,779
Expected credit loss rate	8.30%	8.70%
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 13,914	£ 13,808
Expected credit loss rate	3.60%	2.90%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 133,324	£ 129,625
Expected credit loss rate	1.00%	0.90%
100% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 510	£ 436
Expected credit loss rate	75.50%	77.60%
100% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 131	£ 234
Expected credit loss rate	64.00%	40.80%
100% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,355	£ 2,489
Expected credit loss rate	25.50%	20.00%
Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,755	£ 5,970
Expected credit loss rate	3.90%	4.30%
Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 2,192
Expected credit loss rate	0.00%	5.00%
Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 1,328
Expected credit loss rate	0.00%	6.80%
Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 46	£ 54
Expected credit loss rate	6.10%	8.50%
Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 10	£ 11
Expected credit loss rate	81.50%	80.70%
Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 24
Expected credit loss rate	0.00%	74.20%
Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 23
Expected credit loss rate	0.00%	67.60%
Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	100.00%
Strong | 0.0 to 0.05% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,724	£ 119
Expected credit loss rate	3.50%	0.00%
Strong | 0.0 to 0.05% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 47	£ 76
Expected credit loss rate	0.00%	1.30%
Strong | 0.0 to 0.05% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 42,069	£ 41,634
Expected credit loss rate	0.00%	0.00%
Strong | 0.05 to 0.15% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,362	£ 1,708
Expected credit loss rate	0.10%	0.10%
Strong | 0.05 to 0.15% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 459	£ 578
Expected credit loss rate	0.20%	0.30%
Strong | 0.05 to 0.15% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 25,844	£ 24,217
Expected credit loss rate	0.00%	0.00%
Strong | 0.15 to 0.30% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 3,080	£ 3,588
Expected credit loss rate	0.20%	0.30%
Strong | 0.15 to 0.30% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 899	£ 776
Expected credit loss rate	0.20%	0.50%
Strong | 0.15 to 0.30% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 14,856	£ 12,497
Expected credit loss rate	0.20%	0.10%
Strong | 0.30 to 0.60% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 5,122	£ 5,742
Expected credit loss rate	0.40%	0.50%
Strong | 0.30 to 0.60% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 6,523	£ 4,584
Expected credit loss rate	0.50%	0.30%
Strong | 0.30 to 0.60% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 17,691	£ 17,212
Expected credit loss rate	0.20%	0.20%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 62
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 1
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 165	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 288
Expected credit loss rate	0.00%	0.30%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 25
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 950	£ 0
Expected credit loss rate	0.30%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 151
Expected credit loss rate	0.00%	0.70%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 110
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,346	£ 0
Expected credit loss rate	0.40%	0.00%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 249
Expected credit loss rate	0.00%	0.40%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 293
Expected credit loss rate	0.00%	0.30%
Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Satisfactory | 0.60 to 2.15% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 11,526	£ 10,278
Expected credit loss rate	1.20%	1.80%
Satisfactory | 0.60 to 2.15% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 3,126	£ 5,909
Expected credit loss rate	1.10%	1.50%
Satisfactory | 0.60 to 2.15% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 20,917	£ 20,316
Expected credit loss rate	0.60%	0.60%
Satisfactory | 2.15 to 11.35% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 11,086	£ 11,501
Expected credit loss rate	5.90%	6.00%
Satisfactory | 2.15 to 11.35% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,475	£ 1,481
Expected credit loss rate	4.10%	4.00%
Satisfactory | 2.15 to 11.35% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 7,586	£ 8,987
Expected credit loss rate	2.00%	2.20%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,782	£ 5,431
Expected credit loss rate	1.00%	1.20%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 924
Expected credit loss rate	0.00%	1.00%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 541
Expected credit loss rate	0.00%	1.80%
Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2	£ 48
Expected credit loss rate	0.00%	2.00%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,306	£ 528
Expected credit loss rate	5.00%	23.40%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 435
Expected credit loss rate	0.00%	4.60%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 321
Expected credit loss rate	0.00%	8.80%
Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 40	£ 6
Expected credit loss rate	2.40%	33.30%
Higher Risk | 11.35 to 100% | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 1,542	£ 1,407
Expected credit loss rate	35.30%	37.30%
Higher Risk | 11.35 to 100% | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 254	£ 170
Expected credit loss rate	30.20%	30.30%
Higher Risk | 11.35 to 100% | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 2,006	£ 2,273
Expected credit loss rate	6.50%	6.70%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 196	£ 0
Expected credit loss rate	32.20%	0.00%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 59
Expected credit loss rate	0.00%	19.20%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 14
Expected credit loss rate	0.00%	33.30%
Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 4	£ 0
Expected credit loss rate	33.30%	0.00%
Gross exposure | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 40,281	£ 38,086	£ 37,707
Gross exposure | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	40,281	38,086
Gross exposure | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	33,723	31,126	30,409
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	4,479	5,017	5,578
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,055	1,903	1,720
Gross exposure | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	24	40	0
Gross exposure | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,431	14,218	10,305
Gross exposure | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,431	14,218
Gross exposure | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12,349	12,450	8,469
Gross exposure | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,718	1,373	1,343
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	349	378	493
Gross exposure | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	15	17	0
Gross exposure | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	134,650	130,791	128,361
Gross exposure | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	134,650	130,791
Gross exposure | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	120,853	116,508	112,505
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	10,638	11,167	13,302
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,159	3,116	2,554
Gross exposure | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Gross exposure | 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,079	1,943
Gross exposure | 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,055	1,903
Gross exposure | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	24	40
Gross exposure | 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	364	395
Gross exposure | 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	349	378
Gross exposure | 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	15	17
Gross exposure | 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,159	3,113
Gross exposure | 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,159	3,113
Gross exposure | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,988	6,241
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,988	6,241
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,468	5,495
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	466	689
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	54	57
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	2,308
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	2,308
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1,908
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	307
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	93
Gross exposure | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1,425
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1,425
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1,134
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	220
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	71
Gross exposure | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	49	59
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	49	59
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	43	49
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6	9
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1
Gross exposure | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	54	57
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	54	57
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	93
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	93
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	71
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	71
Gross exposure | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1
Gross exposure | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,787	119
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,749	119
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	38	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	47	77
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	46	76
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1	1
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	42,081	41,643
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	41,676	41,412
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	405	228
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	3
Gross exposure | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,365	1,710
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,360	1,706
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	4
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	460	580
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	454	575
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6	5
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	25,852	24,227
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	25,812	24,082
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	40	145
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,087	3,597
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,082	3,592
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	5
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	901	780
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	889	774
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12	6
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,890	12,508
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	14,313	11,933
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	577	575
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,144	5,768
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5,132	5,758
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	12	10
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6,554	4,598
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6,491	4,539
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	63	59
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17,727	17,238
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17,115	16,861
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	612	377
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	62
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	62
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	1
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	165	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	165	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	289
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	289
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	25
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	25
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	953	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	953	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	152
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	152
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	110
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	110
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,352	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,351	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	250
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	250
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	294
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	294
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	11,661	10,469
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	11,536	10,298
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	125	171
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,160	6,001
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,894	5,762
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	266	239
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	21,052	20,439
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	17,605	16,673
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,447	3,766
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	11,775	12,237
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	9,431	9,330
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,344	2,907
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,581	1,543
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,515	656
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,066	887
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	7,743	9,188
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	4,140	5,331
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	3,603	3,857
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,800	5,495
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,795	5,495
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	5	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	933
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	928
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	5
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	551
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	534
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	17
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2	49
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2	49
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,375	689
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,149	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	226	689
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	456
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	227
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	229
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	352
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	170
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	182
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	41	9
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	41	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	9
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,383	2,243
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	433	323
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,950	1,920
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	364	244
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	60	68
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	304	176
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	2,146	2,435
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	192	216
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	1,954	2,219
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	289	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	55	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	234	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	73
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	73
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	21
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	21
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	6	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Gross exposure | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(5,727)	(5,532)
Accumulated impairment | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3,329)	(3,307)	(3,486)
Accumulated impairment | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3,329)	(3,307)
Accumulated impairment | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(566)	(553)	(523)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,194)	(1,247)	(1,630)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,569)	(1,507)	(1,333)
Accumulated impairment | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Accumulated impairment | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(517)	(410)	(353)
Accumulated impairment | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(517)	(410)
Accumulated impairment | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(101)	(138)	(59)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(183)	(111)	(118)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(233)	(161)	(176)
Accumulated impairment | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	0
Accumulated impairment | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,326)	(1,166)	(1,299)
Accumulated impairment | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,326)	(1,166)
Accumulated impairment | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(207)	(209)	(287)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(315)	(331)	(414)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(804)	(626)	(598)
Accumulated impairment | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0	£ 0
Accumulated impairment | 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,569)	(1,507)
Accumulated impairment | 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1,569)	(1,507)
Accumulated impairment | 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(233)	(161)
Accumulated impairment | 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(233)	(161)
Accumulated impairment | 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(804)	(624)
Accumulated impairment | 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(804)	(624)
Accumulated impairment | 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(233)	(271)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(233)	(271)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(65)	(64)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(124)	(161)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(44)	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(116)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(116)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(18)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(29)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(69)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(97)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(97)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(16)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(33)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(48)
Accumulated impairment | Assets and liabilities classified as held for sale | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(5)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(5)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(3)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(44)	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(44)	(46)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(69)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(69)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(48)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(48)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Assets and liabilities classified as held for sale | 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(63)	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(40)	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(23)	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(12)	(9)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(6)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(1)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(2)
Accumulated impairment | Strong | 0.0 to 0.05% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(2)
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(8)	(10)
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(8)	(10)
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.05 to 0.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(7)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(7)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(4)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	(4)
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(34)	(11)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(12)	(9)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(22)	(2)
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.15 to 0.30% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(22)	(26)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(22)	(26)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(31)	(14)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(28)	(11)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(3)
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(36)	(26)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(33)	(23)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	(3)
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | 0.30 to 0.60% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.0 to 0.05% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.05 to 0.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(3)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.15 to 0.30% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Strong | Assets and liabilities classified as held for sale | 0.30 to 0.60% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(135)	(191)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(127)	(179)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(8)	(12)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(34)	(92)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(23)	(82)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(11)	(10)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(135)	(123)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(85)	(79)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(50)	(44)
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 0.60 to 2.15% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(689)	(736)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(321)	(290)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(368)	(446)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(106)	(62)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(39)	(21)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(67)	(41)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(157)	(201)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(57)	(73)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(100)	(128)
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | 2.15 to 11.35% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(18)	(64)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(18)	(64)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(9)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(9)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(10)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(6)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(4)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(1)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 0.60 to 2.15% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(69)	(161)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(34)	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(35)	(161)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(21)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(6)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(15)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(31)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(9)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(22)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	(3)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(1)	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(3)
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Satisfactory | Assets and liabilities classified as held for sale | 2.15 to 11.35% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(841)	(836)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(46)	(47)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(795)	(789)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(110)	(74)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(8)	(17)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(102)	(57)
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(140)	(162)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(6)	(9)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(134)	(153)
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | 11.35 to 100% | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(93)	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(4)	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(89)	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(14)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(14)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail credit cards | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(7)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	(7)
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Retail other | German Consumer Finance portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Total
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	(2)	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	0	0
Accumulated impairment | Higher Risk | Assets and liabilities classified as held for sale | 11.35 to 100% | Corporate loans | American Airlines portfolio | Lifetime expected credit losses | Stage 3 POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit exposure	£ 0	£ 0